Modifications of Loans Performing (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-89	$ 3,249,000	$ 4,553,000
Past Due 90 days and still accuring	198,000	29,000
Non-Accural	3,264,000	7,368,000
Total	867,054,000	772,515,000	$ 700,540,000
Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	2,773,586	2,758,458	2,880,240
Past Due 30-89	89,996	0	622,302
Past Due 90 days and still accuring	0	0	0
Non-Accural	1,247,323	4,147,759	3,281,075
Total	4,110,905	6,906,217	6,783,617
Allowance for loan losses, Current Loans	124,484	106,028	120,220
Allowance for loan losses, Past Due 30-89	0	0	11,206
Allowance for loan losses, Past Due 90 days and still accruing	0	0	102,657
Allowance for loan losses, Non-Accrual	40,165	197,338	0
Allowance for loan losses, Total	164,649	303,366	234,083
Loans | Commercial installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	150,509	206,237	233,340
Past Due 30-89	0	0	0
Past Due 90 days and still accuring	0	0	0
Non-Accural	0	50,221	0
Total	150,509	256,458	233,340
Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	2,463,484	1,823,217	1,684,755
Past Due 30-89	0	0	0
Past Due 90 days and still accuring	0	0	0
Non-Accural	1,101,279	2,933,287	2,729,170
Total	3,564,763	4,756,504	4,413,925
Loans | Consumer real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	153,695	721,110	952,162
Past Due 30-89	89,996	0	622,302
Past Due 90 days and still accuring	0	0	0
Non-Accural	122,450	1,134,816	448,796
Total	366,141	1,855,926	2,023,260
Loans | Commercial installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	5,898	7,894	9,983
Past Due 30-89	0	0	0
Past Due 90 days and still accuring	0	0	0
Non-Accural	23,594	29,435	103,109
Total	$ 29,492	$ 37,329	$ 113,092